STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND II

                           Class A, B, C and Z shares

                  Supplement to Prospectuses   and   Statement   of
                     Additional Information dated March 1, 2000 (Replacing Supplement dated June 23, 2000)

Effective July 14, 2000, the Fund changed its name to "Liberty Tax-Managed Growth Fund II."

Effective immediately the initial investment minimum is lowered to $1,000 and subsequent investments is lowered to $50.


709-36/329C-0700                                                  July 24, 2000